Commitment and Contingencies (Details) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Nov. 30, 2015 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Rent expense				$ 10	$ 44
Redeemable Common Stock
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity new shares issued (in shares) | shares			16,666
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Percentage of payments as to credits accounts payable		0.50
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Minimum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment		$ 10
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Maximum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment		$ 200
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Redeemable Common Stock
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity new shares issued (in shares) | shares		16,666
Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Maximum obligation amount	$ 800
Quarterly sales payment due upon completion, percentage	1.00%
Quarterly sales payment due upon completion, period of payment	15 years
Scale-up, 100 kilograms of GMP-grade compound | Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment	$ 2,000
Scale-up, 300 kilograms of GMP-grade compound | Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment	$ 3,000